INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 30: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2015	2016	2017
	(EUR in millions)

Loss before income tax domestic	(3.336)	(340)	(82)
Income / (loss) before income tax foreign	(16)	80	70
	(3.352)	(260)	(12)

The significant components of the income tax / (expense) for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(EUR in millions)
Income tax (expense) / credit:
Current tax expense domestic	(52)	(16)	(19)
Current tax expense foreign	(11)	(7)	(4)
Deferred tax benefit domestic	33	43	43
Deferred tax (expense) / benefit foreign	-	1	(1)
Total income tax (expense) / credit	(30)	21	19

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2015	2016	2017
	(EUR in millions)
Income tax calculated based on statutory income tax rate of 29% (2015: 29%, 2016: 29%)	(972)	(75)	(3)
Adjustments relating to income taxes from prior years	(6)	(285)	69
Effect of tax exempt income	(151)	(85)	(42)
Effect of different tax rates in other countries	4	(10)	(9)
Non deductible expenses	125	23	22
Effect of unused tax losses	-	-	120
Effect of change in income tax rate	(670)	-	-
Valuation allowance for deferred tax assets	1.094	422	(187)
Non-offsettable income taxes with current year income taxes	18	(2)	-
Effect from offsetting of prior year carry forward tax losses	598	-	-
Income tax audit settlement	27	-	-
Other	(37)	(9)	11
Income tax expense / (benefit)	30	(21)	(19)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2016	2017

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	3.094	3.232
Mark to market valuation of securities and derivatives	510	274
Pension and other post retirement benefits	104	54
Revaluation of land and buildings	129	126
Intangibles recognized upon acquisition and other assets	1	-
Tax loss carried forward	1.622	1.547
Other	155	142
PSI tax losses	2.294	2.202
Gross deferred tax assets	7.909	7.577
Deferred tax assets / liabilities for netting	(21)	(13)
Net deferred tax assets	7.888	7.564
Valuation allowance for deferred tax assets	(7.869)	(7.546)
Net deferred tax assets after valuation allowance	19	18

Deferred Tax Liabilities:
Allowance for loan losses	(4)	(4)
Revaluation of land and buildings	-	(1)
Intangibles recognized upon acquisition and other assets	(10)	(8)
Tax free reserves	(16)	(16)
Other	(5)	-
Gross deferred tax liabilities	(35)	(29)
Deferred tax liabilities / assets for netting	21	13
Net deferred tax liabilities	(14)	(16)

Reconciliation of the movement of valuation allowance for deferred tax assets:	2016	2017

	(EUR in millions)
Opening balance	6.940	7.869
Charge for the period from continuing operations	422	(187)
Charge for the period from discontinued operations	507	(136)
Closing balance	7.869	7.546

(EUR in
Year	millions)
2018	139
2019	1.914
2020	942
2021	2.129
2022	229
Total	5.353

Reconciliation of the Change in Unrecognized Tax Benefits
	2015	2016	2017

	(EUR in millions)
Balance, at beginning of year	2	2	2
Reductions related to positions taken during prior years	-	-	(2)
Balance, at end of year	2	2	-

Company	Open tax years
National Bank of Greece S.A.	2011-2017
NBG London Branch (United Kingdom)	2016-2017
Banca Romaneasca S.A. (Romania)	2011-2017
National Securities S.A. (Greece)	2012-2017
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2017
Ethniki Leasing S.A. (Greece)	2010-2017
Ethniki Hellenic General Insurance S.A. (Greece)	2012-2017